Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of credit risk exposure [text block]
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating Institution			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	50,221
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	42,096
Banco Itau Corpbanca	Time deposits	P-2	A-2	-	39,093
Banco Santander	Time deposits	P-1	A-1	-	2,708
Scotiabank Sud Americano	Time deposits	-	-	F1+	14,428
Banco Estado	Time deposits	P-1	A-1	-	500
BBVA Banco Francés	Time deposits	-	-	-	53
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	Aaa-mf	AAAm	AAAmmf	181,155
Legg Mason - Western Asset Institutional cash reserves	Investment fund deposits	-	AAAm	AAAmmf	146,078
Total					476, 332

Financial institution	Financial assets	Rating Institution			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco Scotiabank Sud Americano	90 days to 1 year	P-2	-	-	54,180
Banco de Crédito e Inversiones (*)	90 days to 1 year	P-1	A-1	-	178,448
Banco Santander	90 days to 1 year	P-1	A-1	-	74,365
Banco Itau Corpbanca	90 days to 1 year	P-2	A-2	-	127,579
Banco Security	90 days to 1 year	-	A-2	F2	17,965
Banco de Chile	90 days to 1 year	-	-	-	18,026
Banco Estado	90 days to 1 year	P-1	A-1	-	15,126
Total					485,689

(*) This includes ThUS$ 1,870 associated with collateral in guarantee used to reduce the liquidity risk.

The following table presents comparative information as of December 2018:

Financial institution	Financial assets	Rating Institution			As of December 31, 2018
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	7,305
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	27,428
Banco Itau Corpbanca	Time deposits	P-2	A-2	-	61,946
Banco Santander	Time deposits	-	-	-	432
Banco Estado	Time deposits	-	-	-	3,602
BBVA Banco Francés	Time deposits	-	-	-	84
Nedbank	Time deposits	P-3	B	-	647
Scotiabank Sud Americano	Time deposits	-	-	-	86,222
JP Morgan US dollar Liquidity Fund Institutional	Investment fund deposits	Aaa-mf	AAAm	AAAmmf	133,809
Legg Mason - Western Asset Institutional cash reserves	Investment fund deposits	-	AAAm	AAAmmf	132,108
Total					453,583

Financial institution	Financial assets	Rating Institution			As of December 31, 2018
		Moody´s	S&P	Fitch	ThUS$
Banco Scotiabank	90 days to 1 year	-	-	-	24,898
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	145,834
Banco Santander	90 days to 1 year	P-1	A-1	-	23,124
Banco Itau Corpbanca	90 days to 1 year	P-2	A-2	-	70,719
Banco Security	90 days to 1 year	-	-	-	27,215
Total					291,790

Disclosure of cash and cash equivalents of cashflows [Text Block]
The position in other cash and cash equivalents is invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2019 (in millions of US$)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.19	2.17	74.87	-	77.04
Unsecured obligations (1)	1,697.11	326.34	614.29	1,184.38	2,125.01
Sub total	1,767.30	328.51	689.16	1,184.38	2,202.05
Hedging liabilities	23.66	6.57	24.33	32.37	63.27
Derivative financial instruments	3.17	3.17	-	-	3.17
Sub total	26.83	9.74	24.33	32.37	66.44
Current and non-current lease liabilities	42.632	8.903	22.983	10.746	42.632
Trade accounts payable and other accounts payable	205.7	205.7	-	-	205.70
Total	2,042.462	552.853	736.473	1,227.496	2,516.822

(1)

Unsecured obligations are presented on a contractual basis and have no effects related to anticipated redemptions.

	Nature of undiscounted cash flows
As of December 31, 2018 (in millions of US$)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.25	4.10	79.66	-	83.76
Unsecured obligations	1,273.07	61.37	823.76	713.60	1,598.73
Sub total	1,343.32	65.47	903.42	713.60	1,682.49
Hedging liabilities	17.32	5.52	15.64	29.27	50.43
Derivative financial instruments	2.86	2.86	-	-	2.86
Sub total	20.18	8.38	15.64	29.27	53.29
Trade accounts payable and other accounts payable	163.75	163.17	0.58	-	163.75
Total	1,527.25	237.02	919.64	742.87	1,899.53